Average Annual Total Returns - FidelityAdvisorBalancedFund-AMCIZPRO - FidelityAdvisorBalancedFund-AMCIZPRO - Fidelity Advisor Balanced Fund	Oct. 30, 2023
Fidelity Advisor Balanced Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(23.14%)
Past 5 years	5.52%
Past 10 years	7.93%
Fidelity Advisor Balanced Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(24.14%)
Past 5 years	4.04%
Past 10 years	6.43%
Fidelity Advisor Balanced Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(13.07%)
Past 5 years	4.09%
Past 10 years	6.03%
Fidelity Advisor Balanced Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(19.84%)
Past 5 years	5.98%
Past 10 years	7.92%
Fidelity Advisor Balanced Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(21.53%)
Past 5 years	5.75%
Past 10 years	7.92%
Fidelity Advisor Balanced Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(18.25%)
Past 5 years	7.06%
Past 10 years	8.85%
Fidelity Advisor Balanced Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(18.15%)
Past 5 years	7.19%
Since Inception	8.31%	[1]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F0021
Average Annual Return:
Past 1 year	(15.79%)
Past 5 years	5.96%
Past 10 years	8.08%

[1]	AFrom August 13, 2013.